Ardian Access LLC
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Investments	Geographic Region (g)	Acquisition date	Cost	Fair Value	% of Net Assets	Footnotes
PRIVATE FUNDS - 70.5%
DIRECT CO-INVESTMENTS - 9.6%
Andera Midcap Continuation Fund S.L.P.	Europe	12/15/205	$ 11,262,816	$ 11,281,057	1.2%	a,d,e
EQT X CO-INVESTMENT (K) SCSP	Europe	7/1/2025	9,950,007	10,299,069	1.0	a,d,e
GGVII OX Blocker, Inc	North America	10/1/2025	14,812,758	14,552,578	1.5	a,d
Nutrition Supplements Collective S.C.A	Europe	8/26/2025	5,607,934	6,158,537	0.6	a,d
Onex Lego Co-Invest LP	North America	11/19/2025	13,400,000	13,400,000	1.4	a,d
PAI Strategic Partnerships II SCSp	Europe	9/23/2025	3,688,613	3,637,025	0.4	a,d,e
Providence Equity Partners IX-C L.P.	North America	7/30/2025	10,267,799	10,190,465	1.0	a,d,e
WP Vamos Co-Investment Vehicle, L.P.	North America	9/26/2025	18,833,615	23,919,932	2.5	a,d,e
TOTAL DIRECT CO-INVESTMENTS			$ 87,823,542	$ 93,438,663	9.6%

PRIMARY INVESTMENTS - 0.3%
Golden Gate Capital Opportunity Fund VII-A, L.P.	North America	7/18/2025	4,506,925	3,244,555	0.3	a,d,e
TOTAL PRIMARY INVESTMENTS			$ 4,506,925	$ 3,244,555	0.3%

SECONDARY INVESTMENTS - 60.6%
Advent Intl GPE X-D SCSp	North America	9/30/2025	3,297,157	3,676,622	0.4	a,d,e
Altor Fund IV (No. 2) AB	Europe	6/30/2025	6,672,494	7,703,065	0.8	a,d,e
Altor Fund V (No. 1) AB	Europe	6/30/2025	169,151	231,573	0.0	a,c,e,f
Altor Fund V (No. 2) AB	Europe	6/30/2025	1,505,108	2,084,509	0.2	a,d,e
Apollo Overseas Partners (Delaware) IX, L.P.	North America	9/30/2025	10,110,141	13,296,912	1.4	a,d,e
Apollo Overseas Partners X, L.P.	North America	9/30/2025	934,985	1,018,093	0.1	a,d,e
BC European Capital IX	Europe	12/31/2025	1,231,745	1,788,989	0.2	a,d,e
BC European Capital X	Europe	12/31/2025	2,083,578	2,370,661	0.2	a,d,e
BC Partners Fund XI	Europe	12/31/2025	9,912,577	11,748,929	1.2	a,d,e
BE VI 'E' LP	Europe	9/30/2025	10,449,120	18,217,631	1.9	a,d,e
Berkshire Fund IX, L.P.	North America	6/30/2025	150,555	191,930	0.0	a,c,e,f
Berkshire Fund IX-A, L.P.	North America	6/30/2025	14,897,455	18,993,417	1.9	a,d,e
Blackstone Capital Partners VIII L.P.	North America	9/30/2025	32,603,285	30,097,963	3.1	a,d,e
Carlyle Partners VII, L.P.	North America	9/30/2025	51,602,634	46,246,642	4.7	a,d,e
Carlyle Partners VIII, L.P.	North America	12/29/2025	17,945,281	17,761,374	1.8	a,d,e
Clayton, Dubillier & Rice Fund XI, L.P.	North America	9/30/2025	10,486,591	12,241,960	1.2	a,c,d,e
Court Square Capital Partners IV-A, L.P.	North America	9/30/2025	14,279,679	18,263,497	1.9	a,d,e
CVC Capital Partners VIII(A) L.P.	Europe	12/31/2025	15,515,082	17,184,076	1.8	a,d,e
Francisco Partners VI, L.P.	North America	12/31/2025	4,893,588	5,518,953	0.6	a,c,e
Genstar Capital Partners BL VIII (EU), L.P.	North America	9/30/2025	11,393,215	13,876,375	1.4	a,d,e
Genstar Capital Partners IX (EU), L.P.	North America	9/30/2025	11,107,103	11,854,431	1.2	a,d,e
Genstar Capital Partners X, L.P.	North America	6/30/2025	10,144,979	11,719,469	1.2	a,c,d,e
Genstar IX Opportunities Fund I (EU), L.P.	North America	9/30/2025	6,066,196	6,716,202	0.7	a,d,e
Golden Gate Capital Opportunity Fund, LP	North America	12/31/2025	3,947,894	5,546,164	0.6	a,c,e
Golden Gate Capital Opportunity Fund-A, L.P.	North America	6/30/2025	39,245,694	48,601,954	5.0	a,d,e
Green Equity Investors VIII, L.P.	North America	12/31/2025	12,364,987	13,434,067	1.4	a,c,e
Hellman & Friedman Capital Partners IX, L.P.	North America	12/31/2025	11,481,077	14,126,992	1.4	a,d,e
Hellman & Friedman Capital Partners X, L.P.	North America	12/31/2025	7,978,320	8,879,726	0.9	a,c,e
HFCP IX (Parallel - A), L.P.	North America	9/30/2025	25,616,220	30,179,520	3.1	a,d,e
New Mountain Partners VI, L.P.	North America	12/31/2025	1,033,032	1,261,751	0.1	a,c,e
Norvestor SPV III SCSp	Europe	7/14/2025	17,144,501	19,408,444	2.0	a,d,e
Permira VII L.P. 2.SCSp	Europe	9/30/2025	16,390,487	15,484,519	1.6	a,d,e
Permira VII L.P.1	Europe	12/31/2025	9,439,584	10,579,067	1.1	a,d,e
Providence Equity Partners VIII L.P.	North America	6/30/2025	23,298,903	32,938,034	3.4	a,c,d,e
Seventh Cinven Fund (No.1) Limited Partnership	Europe	9/30/2025	21,972,816	22,003,545	2.3	a,d,e
Sovereign Capital IV Limited Partnership	Europe	6/30/2025	8,459,563	7,326,618	0.7	a,d,e
Stone Point CV, LP	North America	10/13/2025	50,774,702	50,774,701	5.2	a,d,e
Thoma Bravo Fund XIII-A, L.P.	North America	9/30/2025	16,485,203	22,293,063	2.3	a,d,e
TowerBrook Investors IV (Onshore), L.P.	North America	6/30/2025	3,737,739	1,177,598	0.2	a,d,e
TowerBrook Investors IV (OS), L.P.	North America	6/30/2025	521,870	509,349	0.0	a,d,e,f
TowerBrook Investors V (Onshore), L.P.	North America	6/30/2025	286,419	277,162	0.0	a,c,e,f
TowerBrook Investors V (TE), L.P.	North America	6/30/2025	14,025,952	13,531,529	1.4	a,d,e
TOTAL SECONDARY INVESTMENTS			$ 531,656,662	$ 591,137,076	60.6%

TOTAL PRIVATE FUNDS			$ 623,987,129	$ 687,820,294	70.5%

SHORT TERM INVESTMENTS - 26.3%		Shares
MONEY MARKET FUNDS - 26.3%
BlackRock Liquidity Funds FedFund - Institutional Class, 3.65%	North America	80,375,274	80,375,274	80,375,274	8.2%	b
Fidelity Investments Money Market Government Portfolio - Institutional Class, 3.61%	North America	80,398,584	80,398,584	80,398,584	8.2	b
Goldman Sachs Financial Square Government Fund - Institutional Class, 3.61%	North America	52,179,880	52,179,880	52,179,880	5.4	b
JPMorgan US Government Money Market Fund - Institutional Class, 3.67%	North America	43,870,975	43,870,975	43,870,975	4.5	b
TOTAL SHORT TERM INVESTMENTS			$ 256,824,713	$ 256,824,713	26.3%

TOTAL INVESTMENTS - 96.8% (Cost - $880,811,842)				$ 944,645,007
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%				31,678,517
NET ASSETS - 100.0%				$ 976,323,524

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $687,820,294, which represents approximately 70.5% of the Fund's net assets as of December 31, 2025.
(b)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2025.
(c)	All or a portion the investment is a holding of AA Blocker LLC, a wholly-owned subsidiary of the Fund.
(d)	All or a portion the investment is a holding of AA Holdco LLC, a wholly-owned subsidiary of the Fund.
(e)	Investment has been committed to but has not been fully funded.
(f)	Percentage rounds to less than 0.1%.
(g)	In the case of Private Funds, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Fund invests or operates.